Offerings - Offering: 1	Jan. 23, 2026 USD ($)
Offering:
Fee Previously Paid	false
Rule 0-11	true
Transaction Valuation	$ 803,300,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 110,935.73